Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 27, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Formation, general and administrative expenses											$ 9,894,899		$ 4,467,576
Loss from operations											(11,475,493)		(4,822,538)
Nonoperating Income (Expense) [Abstract]
Change in fair value of warrant liabilities											(3,234,586)		190,911
Total other income (expense)											4,330,173		(1,154,869)
Net loss before income taxes											(7,145,320)		(5,977,407)
Net loss											$ (7,145,320)		$ (5,977,407)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average shares used in computing net loss per share attributable to common stockholders, basic											10,021,632		3,957,783
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted											10,021,632		3,957,783
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Net loss per share attributable to common stockholders, basic											$ (0.71)		$ (1.51)
Diluted net loss per share											$ (0.71)		$ (1.51)
Redeemable ordinary shares
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted		5,013,762			5,467,000				5,314,261	2,180,466
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Diluted net loss per share		$ 0.04			$ (0.01)				$ 0.02	$ 0.70
Non-redeemable ordinary shares
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted	[1]	1,628,425			1,628,425				1,628,425	1,386,942
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Diluted net loss per share		$ (0.08)			$ (0.01)				$ (0.11)	$ (1.22)
CIK0001848000_LAKESHORE ACQUISITION I CORP
Formation, general and administrative expenses		$ 147,393			$ 101,299				$ 376,626	$ 157,963		$ 301,591
Loss from operations		(147,393)			(101,299)				(376,626)	(157,963)		(301,591)
Nonoperating Income (Expense) [Abstract]
Interest income on marketable securities held in trust account		207,698			705				287,029	811		1,966
Net loss		60,305	$ (4,598)	$ (145,304)	(100,594)	$ (52,545)	$ (4,013)		(89,597)	(157,152)		$ (299,625)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average shares used in computing net loss per share attributable to common stockholders, basic												1,448,654
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted												1,448,654
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Net loss per share attributable to common stockholders, basic												$ (1.01)
Diluted net loss per share												$ (1.01)
CIK0001848000_LAKESHORE ACQUISITION I CORP | Redeemable ordinary shares
Nonoperating Income (Expense) [Abstract]
Net loss		$ 184,114			$ 77,345				$ 82,620	$ 1,536,549
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average shares used in computing net loss per share attributable to common stockholders, basic		5,013,762			5,467,000			187,500	5,314,261	2,180,466
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Net loss per share attributable to common stockholders, basic		$ 0.04			$ (0.01)				$ 0.02	$ 0.70
Diluted net loss per share		$ 0.04			$ (0.01)				$ 0.02	$ 0.70
CIK0001848000_LAKESHORE ACQUISITION I CORP | Non-redeemable ordinary shares
Nonoperating Income (Expense) [Abstract]
Net loss		$ (123,809)			$ (23,249)				$ (172,217)	$ (1,693,701)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average shares used in computing net loss per share attributable to common stockholders, basic	[1]	1,628,425			1,628,425				1,628,425	1,386,942
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Net loss per share attributable to common stockholders, basic		$ (0.08)			$ (0.01)				$ (0.11)	$ (1.22)
Diluted net loss per share		$ (0.08)			$ (0.01)				$ (0.11)	$ (1.22)

[1]	During January 6, 2021 (Inception) through June 27, 2021, an aggregate of 187,500 shares of non-redeemable founder shares were subject to forfeiture if the underwriters did not exercise over-allotment option. In connection with the closing of the initial public offering and the underwriters’ partial exercise of over-allotment option on June 15, 2021 and June 28, 2021, respectively, a total of 70,750 founder shares were forfeited and a total of 116,750 founder shares were no longer subject to forfeiture. These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture.